Contractual Maturities of Finance Receivables (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
2012	¥ 1,500,823
2013	1,009,647
2014	737,722
2015	492,135
2016	222,432
After five years	69,033
Financial Services Assets Finance Receivables, Total	2,530,969
Total	¥ 4,031,792	¥ 4,055,233